Ordinary Shares (Details) ¥ in Thousands			12 Months Ended
	Sep. 29, 2020 CNY (¥)	Jun. 28, 2016 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 shares	Sep. 29, 2020 $ / shares shares
Ordinary shares, shares issued | shares			855,301,115	826,943,309
Investment value in company. | ¥			¥ 9,763,833
Proceeds from Issuance of Common Stock | ¥	¥ 9,763,800		¥ 9,771,782
Amount of underwriting commissions and discounts | ¥	79,200
Offering expenses payable | ¥	¥ 77,400
ADR ratio					1
Common Stock [Member]
Number of shares issued | shares			51,750,000
Investment value in company. | ¥			¥ 36
Class A ordinary shares
Ordinary shares, shares issued | shares					51,750,000
Shares Issued, Price Per Share | $ / shares					$ 218.00
Zto Es Holding Limited ("ZTO ES") | Common Stock [Member]
Shares issued to related party | shares		16,000,000
Number of shares considered issued to related party but not outstanding | shares			7,447,313	6,811,546